CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents (Note 4)	$ 42,477,569	$ 9,350,892
Marketable securities (Notes 5 and 6)	368,654	180,986
Deposits, advances and other	300,907	590,250
Total current assets	43,147,130	10,122,128
Property, plant and equipment, net (Note 7)	12,605,470	12,258,599
Total assets	55,752,600	22,380,727
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	1,100,707	1,549,905
Accrued interest	2,379	2,388
Total current liabilities	1,103,086	1,552,293
Convertible notes and interest notes (Note 10)	44,608,335	39,671,870
Other (Note 10)	1,012,491	1,012,491
Total liabilities	46,723,912	42,236,654
SHAREHOLDERS' EQUITY
Common shares (Note 11)	331,880,491	290,467,418
Contributed Surplus (Note 10)	30,435,625	30,435,625
Stock options (Note 9)	17,367,006	20,523,325
Accumulated deficit	(370,911,180)	(361,351,373)
Accumulated other comprehensive income	256,746	69,078
Total shareholders' equity (deficit)	9,028,688	(19,855,927)
Total liabilities and shareholders' equity	$ 55,752,600	$ 22,380,727